Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	$ 279,717	$ 247,059
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	251,652	93,527
Initial consolidation	41,437	164,997
Others	(247)
Translation differences	(6,447)	(6,872)
Ending Balance	286,395	251,652
Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	4,593	2,953
Amortization	2,141	1,483	[1]
Translation differences	56	(157)
Ending Balance	6,678	4,593
Electricity supply agreements and concession agreements
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	131,589	98,931
Electricity supply agreements and concession agreements | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	103,524	93,527
Initial consolidation		16,974
Translation differences		(6,977)
Ending Balance	138,267	103,524
Electricity supply agreements and concession agreements | Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	4,593	2,953
Amortization	2,141	1,483	[1]
Translation differences	56	(157)
Ending Balance	6,678	4,593
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Depreciated cost	148,128	148,128
Goodwill | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	148,128
Initial consolidation	41,437	148,023
Others	(247)
Translation differences	(6,447)	105
Ending Balance	$ 148,128	$ 148,128

[1]	The amortization of the intangible assets is included under Costs of sales in the Consolidated Statements of Income and Other Comprehensive Income